Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit/(loss) for the period	$ 733,214	$ 32,789
Adjustments for:	(45,692)	247,711
Depreciation of tangible assets	216,568	162,767
Amortisation of intangible assets	1,428	1,602
Impairment losses (reversals)	(729)	3,573
Provisions	12	(149)
Income tax (benefits)/expenses	1,985	2,840
Share of profit of equity-accounted investees, net of tax	(21,495)	(1,571)
Net finance expense	157,869	182,440
(Gain)/loss on disposal of assets	(394,871)	(103,791)
(Gain)/loss on disposal of subsidiaries	213	0
Remeasurement existing stake following step up acquisition	(6,672)	0
Changes in working capital requirements	(102,666)	(63,149)
Change in cash guarantees	231	(2,736)
Change in inventory	(43,498)	(7,860)
Change in receivables from contracts with customers	(28,224)	5,156
Change in contract assets	(41,610)	(4,044)
Change in deferred charges	(6,303)	(44,064)
Change in other receivables	(9,807)	17,102
Change in trade payables	6,661	37,373
Change in accrued payroll	(1,662)	518
Change in accrued expenses	22,046	(43,814)
Change in contract liabilities	(1,211)	10,868
Change in other payables	711	(31,648)
Income taxes paid during the period	(5,073)	(1,296)
Interest paid	(166,016)	(146,037)
Interest received	3,520	3,080
Net cash from operating activities	417,287	73,098
Net cash used in investing activities
Additions to vessels and vessels under construction	(809,221)	(547,113)
Proceeds from the sale of vessels	792,887	262,974
Acquisition of other tangible assets	(4,872)	(828)
Acquisition of intangible assets	(4,032)	(1,343)
Proceeds from the sale of other (in)tangible assets	51	0
Investments in other companies	(8,271)	0
Loans from (to) related parties	(21,369)	(1,331)
Net cash paid in business combinations and joint ventures	(34,798)	(1,098,897)
Net cash on deconsolidation / sale of subsidiaries	2,989	0
Lease payments received from finance leases	0	933
Dividends from other investments	3,860	4,276
Net cash used in investing activities	(82,776)	(1,381,329)
Net cash from (used in) financing activities
Proceeds from loans and borrowings	1,457,080	2,474,701
Repayment of bank loans	(1,212,592)	(703,016)
Repayment of lease liabilities	(760)	(9,686)
Repayment of commercial paper	(142,570)	(142,007)
Repayment of sale and leaseback	(174,438)	(29,888)
Transaction costs related to issue of loans and borrowings	(8,550)	(23,127)
Dividends paid	(246,645)	(5,395)
Acquisition of non-controlling interest	0	(137,066)
Net cash from (used in) financing activities	(328,475)	1,424,516
Net increase (decrease) in cash and cash equivalents	6,036	116,285
Net cash and cash equivalents at the beginning of the period	146,529	38,869
Effect of changes in exchange rates	(991)	(106)
Net cash and cash equivalents at the end of the period	$ 151,574	$ 155,048